Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Jun. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EITAX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	EITCX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	ETIIX